Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Construction	$ 374	$ 11,192	$ 0
Insurance	1,055	2,582	0
Payroll	1,188	792	1,125
Production	872	461
Accrued agriculture expenses		461	0
Professional services	539	273	0
Other	261	720
Accrued other		748	169
Total accrued liabilities	$ 4,289	16,020
Total accrued liabilities		$ 16,048	$ 1,294